ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Kaixin Holdings (formerly known as Kaixin Auto Holdings) (“the Company” or “KAH”), was incorporated in the Cayman Islands in 2016.

On June 25, 2021, KAH completed a business combination with Haitaoche Limited (“Haitaoche”, or “HTC”), resulting in KAH acquiring 100% of the share capital of Haitaoche in exchange for an aggregate of 4,935,700 ordinary shares (after giving effects of the Share Consolidation as mentioned below), which was issued to several former shareholders of Haitaoche. The business combination was treated as a reverse acquisition of KAH under ASC 805, using the acquisition method of accounting, and Haitaoche was deemed to be the accounting acquirer.

Following the completion of the reverse acquisition, KAH is the consolidated parent of Haitaoche and the resulting company operates under the KAH corporate name. Haitaoche’s historical financial statements became the historical financial statements of the Group. The acquired assets and liabilities of KAH are included in the Group’s consolidated balance sheets since June 25, 2021 and the results of its operations and cash flows are included in the Group’s consolidated statement of operations and comprehensive loss and cash flows for periods beginning after June 25, 2021.

On September 14, 2023, the Group effected a share consolidation at a ratio of one-for-fifteenth (15) ordinary shares (“2023 Share Consolidation”) with a par value of US$0.00005 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US$0.00075 (“the 2023 Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Group to be US $50,000 divided into (a) 660,461,733 Class A ordinary shares of a par value of US $0.00075 each, (b) 6,000,000 Class B ordinary shares of a par value of US $0.00075 each, (c) 6,000 Series A convertible preferred shares of a par value of US $0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US $0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, and (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each” to “US$36,500,000 divided into (a) 48,660,461,733 Class A ordinary shares of a par value of US$0.00075 each, (b) 6,000,000 Class B ordinary shares of a par value of US$0.00075 each, (c) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, and (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each.

On October 25, 2024, the Group effected changes of share capital structure (“2024 Share Consolidation”) as the following:

(i)	an increase of authorized share capital from $500,000 to $36,500,000 by creation of an additional 48,000,000,000 Class A ordinary shares of a par value of US$0.00075 each.
(ii)

redesignation of (i) 894,000,000 authorised but unissued Class A ordinary shares of a par value of US$0.00075 each in the authorised share capital of the Company be re-designated and re-classified as 894,000,000 Class B ordinary shares of a par value of US$0.00075 each; and (ii) 71,733 authorised but unissued Class A ordinary shares of a par value of US$0.00075 each in the authorised share capital of the Company be re-designated and re-classified as 71,733 Series K convertible preferred shares of a par value of US$0.00075 each, such that the authorised share capital of the Company shall be changed to $36,500,000 divided into (a) 47,766,390,000 Class A ordinary shares of a par value of US$0.00075 each, (b) 900,000,000 Class B ordinary shares of a par value of US$0.00075 each, (c) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (j) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)
(iii)

share consolidation at a ratio of one-for-sixty (60) ordinary shares with a par value of US$0.00075 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US$0.045 (“the 2024 Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Group to be US$36,500,000 divided into (a) 796,106,500 Class A ordinary shares of a par value of US$0.045 each, (b) 15,000,000 Class B ordinary shares of a par value of US$0.045 each, (c) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (j) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

On December 1, 2025, the Group effected a share consolidation at a ratio of 1-for-30 (“2025 Share Consolidation”) of its ordinary shares, par value $0.045 each, at a ratio of 1-for-30, with a post-share consolidation par value $1.35 each. After giving effect of the contemplated Share Consolidation, the authorized share capital of the Company is US$1,505,316,695 divided into (a) 1,015,049,250 Class A ordinary shares of a par value of US$1.35 each, (b) 100,000,000 Class B ordinary shares of a par value of US$1.35 each, (c) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (j) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

Acquisition of a subsidiary

On December 2, 2025, the Group closed the acquisition of 100% equity interest in Zhejiang Ordinary Smile Auto Sales Co., Ltd. (“Zhejiang Ordinary Smile”) at share consideration of 15,000,000 newly issued Class A ordinary shares. The shares were held in escrow and be released in five tranches subject to a five-year-performance targets.

On August 22, 2023, the Group closed the acquisition of 100% equity interest in Morning Star Auto Inc. (“Morning Star”) at share consideration of $20,250. The Group issued 1,111,111 ordinary shares (after giving effects of the 2023 Share Consolidation and 2024 Share Consolidation as mentioned above) in the acquisition.

Setup new subsidiaries

In February 2025, the Group, through one of its subsidiaries in the PRC, set up one subsidiary, namely, Zhejiang Kaixin Changxing Auto Sales Co. Ltd. The Group owned 51% equity interest in the subsidiary. The Company subsequent closed the subsidiary in August 2025.

In January 2024, the Group, through one of its subsidiaries in the PRC, set up one subsidiary, namely, Zhejiang Kaixin Zhihui Auto Co. Ltd.. The Group owned 100% equity interest in the subsidiary.

In September 2023, the Group, through one of its subsidiaries in the PRC, set up one subsidiary, namely, Zhejiang Kaixin Yuanman Business Management Co. Ltd.. The Group owned 100% equity interest in the subsidiary.

In February through March 2023, the Group, through one of its subsidiaries in the PRC, set up three subsidiaries. Namely, Zhejiang Kaixin Daman Automobile Trading Co. Ltd. (“Kaixin Daman”), Zhejiang Kaixin Jingtao Automobile Trading Co. Ltd., and Zhejiang Kaixin Manman Commuting Technology Co. Ltd (“Kaixin Manman”). The Group owned 70% equity interest in these three subsidiaries.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

Disposition of subsidiaries

During the year ended December 31, 2024, the Group entered into certain share transfer agreements with third parties, pursuant to which the Group transferred equity interest in subsidiaries. The details are as the following:

			% of
	Date of		Ownership
Name of Disposed Subsidiaries	Disposal	Consideration	after disposal
Kaixin Manman	May 27, 2024	16	0%
Wuhan Jieying Chimei Automobile Sales Co., Ltd. (“Wuhan Jieying”)	August 22, 2024	nil	0%
Chongqing Jieying Shangyue Automobile Sales Co., Ltd. (“Chongqing Jieying”)	November 8, 2024	nil	0%
Anhui Kaixin New Energy Vehicle Co., Ltd. (“Anhui Kaixin”)	December 5, 2024	nil	33.298%
Morning Star	December 5, 2024	nil	0%

In addition, the Group also disposed of Kaixin Daman in July 2024 and Kaixin Jingtao in February 2025 due to minimal operations. In February 2025, August 2025, the Company also dissolved Zhejiang Kaixin Zhihui Auto Co. Ltd. (“Kaixin Zhihui”), Zhejiang Kaixin Changxing Auto Sales Co. Ltd. (“Kaixin Changxing”), and Zhejiang Kaixin Wuxian Auto Technology, Ltd (“Kaixin Wuxian”). The management believed that none of the transfers of share interest in subsidiaries or disposition of subsidiaries represent a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. The transfers of equity in subsidiaries or the disposition of subsidiary are not accounted as discontinued operations in accordance with ASC 205-20.

On February 2, 2023, the Group entered into a share transfer agreement with Kairui Consulting Hong Kong Limited (“Karui”), pursuant to which the Group transferred 100% equity interest in Zhejiang Taohaoche Technology Co., Ltd. (“Zhejiang Taohaoche”), a subsidiary engaged in new car trading business, at consideration of $2,700,000. In addition, the Group, Karui and Scytech Limited (“Sytech”) entered into a settlement agreement, pursuant to which Kairui would pay $2,700,000 to Scytech Limited to settled the Group’s liabilities due to Scytech. The management believed the transfer of share interest in Zhejiang Taohaoche does not represent a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. The termination is not accounted as discontinued operations in accordance with ASC 205-20.

In June 2023, the Group disposed of Kaixin Auto Group (“KAG”), a Cayman holding company, to a third party. Upon disposal, KAG was a holding company and had net asset deficit of $4,158. Pursuant to the disposal agreement with third party, the Group would make payments, in the amount of net asset deficit of KAG, to the third party in the event that the net assets of KAG was below zero. Accordingly, The Group did not recognize disposal gain or loss from disposal of KAG. As of December 31, 2023, the Group did not make payments of $4,158 to the third party, and recorded the balance in accrued expenses and other current liabilities.

The Company and its consolidated subsidiaries, are collectively referred to as the “Group”. The Group is primarily engaged in sales of domestic automobiles and the used car sales business in the People’s Republic of China (“PRC”).

The major subsidiaries of the Group as of December 31, 2025 are summarized as below:

	Later of date of
	incorporation or	Place of	% of
Name of Subsidiaries	acquisition	Incorporation	Ownership	Principal Activities
Major subsidiaries:
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Zhejiang Kaixin Auto Co., Ltd (“Zhejiang Kaixin Auto”)	April 4, 2021	PRC	100%	Used car trading business
Zhejiang Ordinary Smile	December 2, 2025	PRC	100	Car trading business